Segment Information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 344,877	$ 388,379	$ 305,179
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	284,643	272,090	278,487
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	98,455	118,960	100,609
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	43,262	38,617	41,416
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	139,916	153,716	114,683
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	119,732	117,127	122,345
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	83,212	89,876	66,854
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	67,105	59,625	55,898
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	23,294	25,827	23,033
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	54,544	56,721	58,828
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	41,094	54,659	49,370
Intangible assets, property, plant and equipment, joint ventures and associates at December 31	24,696	21,863	22,734
Singapore
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 84,282	$ 89,811	$ 62,046